Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Income taxes payable	$ 111,558	$ 72,673
Accrued products and licenses costs	35,731	27,582
Current deferred tax liability, net	8,546	6,362
Marketing expenses payable	9,126	11,834
Legal accrual	38,010	21,978
Purchase commitment to subcontractors	5,376	6,815
Accrued expenses	37,855	30,608
Accrued expenses and other liabilities total	$ 246,202	$ 177,852